EPS Calculation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic Earnings/(Loss) per Share:
Net income/(loss) to common stockholders	$ 328,870	$ (679,390)	$ 378,117
Dividends declared on preferred stock	(32,875)	(29,796)	(15,000)
Dividends, dividend equivalents and undistributed earnings allocated to participating securities	(1,044)	(229)	(1,087)
Net income/(loss) to common stockholders - basic	$ 294,951	$ (709,415)	$ 362,030
Basic weighted average common shares outstanding (in shares)	110,704	113,008	112,743
Basic Earnings/(Loss) per Common Share (usd per share)	$ 2.66	$ (6.28)	$ 3.21
Diluted Earnings/(Loss) per Share:
Net income/(loss) to common stockholders - basic	$ 294,951	$ (709,415)	$ 362,030
Dividends, dividend equivalents and undistributed earnings allocated to participating securities	1,044	0	0
Interest expense on Convertible Senior Notes	15,668	0	8,965
Net income/(loss) to common stockholders - diluted	$ 311,663	$ (709,415)	$ 370,995
Basic weighted average common shares outstanding (in shares)	110,704	113,008	112,743
Unvested and vested restricted stock units (in shares)	533	0	0
Effect of assumed Convertible Senior Notes conversion to common shares (in shares)	7,230	0	4,199
Diluted weighted average common shares outstanding (in shares)	118,467	113,008	116,942
Diluted Earnings/(Loss) per Common Share (in usd per share)	$ 2.63	$ (6.28)	$ 3.17
Anti-dilutive securities excluded from diluted earnings per share calculations (in shares)	1,800
RSUs
Diluted Earnings/(Loss) per Share:
Weighted average grant date fair value (in dollars per share)	$ 17.24